SHARE-BASED COMPENSATION - Share-based compensation expense - (Details) - Kaixin Auto 2019 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 3,362	$ 3,813	$ 11,436
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	648	658
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	162	206
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 2,552	$ 2,949	$ 11,436